General and Administrative Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 09, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General and administrative expenses
Employee costs		$ 4,417	$ 6,275	$ 9,199	$ 11,709
Share-based compensation		2,461	1,613	3,099	2,866
Other expenses		6,620	3,266	12,942	6,200
Total		13,498	11,154	25,240	20,775
Transaction costs included in other general and administrative expenses		3,084	0	6,801	0
Accelerated amortization for the stock plan termination		$ 1,949	$ 0	$ 1,949	$ 0
PSUs
General and administrative expenses
Percentage of assumed achievement of performance conditions	100.00%